Related party transactions (Tables)	3 Months Ended
Mar. 31, 2026
Related Party [Abstract]
Schedule of Compensation Awarded to Key Management Personnel
Compensation awarded to key management personnel for the three months ended March 31, 2026 and 2025 is as follows:

	Three months ended March 31,
	2026	2025
	$	$
Salaries and benefits	968	1,208
Share-based compensation	1,089	62
	2,057	1,270